EQUITY INVESTMENTS - Long Term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Aug. 31, 2018	Jul. 31, 2016
Schedule Of Equity And Cost Method Investments [Line Items]
Total	$ 40,386	$ 53,389
Shenhua Hollysys Information Technology Co., Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)		60.00%
Beijing Hollycon Medicine Technology Co., Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)			0.60%
Long-term investment, at cost, less impairment				$ 22,737
Beijing Hollysys Digital Technology CoLtd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)		25.00%
Equity Method Investments [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Long-term investment, at cost, less impairment	31,029	$ 41,894
Share of undistributed profits	9,357	11,450
Advance to investee company		45
Total	$ 40,386	$ 53,389
Equity Method Investments [Member] | China Techenergy Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	40.00%	40.00%
Long-term investment, at cost, less impairment	$ 0	$ 9,057
Share of undistributed profits	2,989	3,642
Advance to investee company	0	45
Total	$ 2,989	$ 12,744
Equity Method Investments [Member] | Beijing Hollysys Electric Motor Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	40.00%	40.00%
Long-term investment, at cost, less impairment	$ 771	$ 799
Share of undistributed profits	5,054	4,757
Advance to investee company		0
Total	$ 5,825	$ 5,556
Equity Method Investments [Member] | Beijing IPE Biotechnology Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	22.02%	22.02%
Long-term investment, at cost, less impairment	$ 1,436	$ 1,489
Share of undistributed profits	1,778	2,162
Advance to investee company		0
Total	$ 3,214	$ 3,651
Equity Method Investments [Member] | Beijing Hollysys Machine Automation Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	30.00%	30.00%
Long-term investment, at cost, less impairment	$ 437	$ 453
Share of undistributed profits	(437)	(453)
Advance to investee company	0	0
Total	$ 0	$ 0
Equity Method Investments [Member] | Southcon Development Sdn Bhd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	30.00%	30.00%
Long-term investment, at cost, less impairment	$ 217	$ 223
Share of undistributed profits	(109)	(112)
Advance to investee company	0	0
Total	$ 108	$ 111
Equity Method Investments [Member] | Beijing Hollycon Medicine Technology Co., Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	30.00%	30.00%
Long-term investment, at cost, less impairment	$ 22,456	$ 23,276
Share of undistributed profits	2,491	3,091
Advance to investee company	0	0
Total	$ 24,947	$ 26,367
Equity Method Investments [Member] | Shenzhen HollySys Intelligent Technologies Co., Ltd. [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)		60.00%
Long-term investment, at cost, less impairment		$ 2,717
Share of undistributed profits		(1,445)
Advance to investee company		0
Total		$ 1,272
Equity Method Investments [Member] | Beijing AIRmaker Technology Co., Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	20.00%	20.00%
Long-term investment, at cost, less impairment	$ 146	$ 151
Share of undistributed profits	(23)	0
Advance to investee company	0	0
Total	$ 123	$ 151
Equity Method Investments [Member] | Beijing Hollysys Digital Technology CoLtd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)		25.00%
Long-term investment, at cost, less impairment		$ 3,729
Share of undistributed profits		(192)
Advance to investee company		0
Total		$ 3,537
Equity Method Investments [Member] | Beijing Jing Yi Intelligent Technologies Innovation Center Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	46.00%	46.00%
Long-term investment, at cost, less impairment		$ 0
Share of undistributed profits		0
Advance to investee company		0
Total		$ 0
Equity Method Investments [Member] | Ningbo Hollysys Intelligent Technologies Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	40.00%	40.00%
Long-term investment, at cost, less impairment	$ 4,110	$ 0
Share of undistributed profits	(2,118)	0
Advance to investee company	0	0
Total	$ 1,992	$ 0
Equity Method Investments [Member] | HuNan LingXiang Maglev Technology Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	20.00%
Long-term investment, at cost, less impairment	$ 1,456
Share of undistributed profits	(268)
Advance to investee company	0
Total	$ 1,188